Reconciliation of Operating Income from Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating income (loss)	$ 133,173	$ 34,192	$ (220,004)
Interest expense, net and amortization of deferred financing costs	(17,890)	(29,507)	(35,345)
Consolidated income (loss) before taxes	$ 115,283	$ 4,685	$ (255,349)